UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1:	Schedule of Investments

Vanguard Windsor Fund Schedule of Investments January 31, 2007
	Shares	Market Value ($000)

Common Stocks (96.1%)

Consumer Discretionary (11.6%)
* Comcast Corp. Special Class A	13,762,000	598,097
*1 R.H. Donnelley Corp.	6,225,205	414,474
Home Depot, Inc.	8,581,700	349,618
Time Warner, Inc.	11,553,900	252,684
* Viacom Inc. Class B	5,724,500	232,815
1 Lear Corp.	5,687,900	192,592
McDonald's Corp.	2,765,000	122,628
CBS Corp.	3,215,000	100,212
Clear Channel Communications, Inc.	2,601,600	94,490
Circuit City Stores, Inc.	4,362,600	89,041
DaimlerChrysler AG	930,000	58,116
* Interpublic Group of Cos., Inc.	3,970,000	52,245
* Office Depot, Inc.	1,233,722	46,129
* TRW Automotive Holdings Corp.	1,675,300	43,809
Cablevision Systems NY Group Class A	1,218,800	36,917
Limited Brands, Inc.	1,270,000	35,484
Black & Decker Corp.	394,177	34,404
BorgWarner, Inc.	468,800	32,132
* Toyota Motor Corp. ADR	200,000	26,356
Target Corp.	415,000	25,464
* Apollo Group, Inc. Class A	388,554	16,863
* Idearc Inc.	133,522	4,329
* Comcast Corp. Class A	84,983	3,766
* Liberty Global, Inc. Series C	122,113	3,447

		2,866,112

Consumer Staples (5.8%)
Unilever NV	8,769,854	233,432
Bunge Ltd.	2,926,200	225,171
Altria Group, Inc.	2,049,800	179,132
The Procter & Gamble Co.	1,704,000	110,538
Safeway, Inc.	2,891,600	104,184
The Kroger Co.	3,291,350	84,259
The Clorox Co.	1,280,000	83,738
Japan Tobacco, Inc.	17,404	83,401
Sara Lee Corp.	4,450,000	76,318
PepsiCo, Inc.	1,090,000	71,112
Kellogg Co.	1,060,000	52,226
Avon Products, Inc.	1,340,500	46,100
Unilever NV ADR	1,700,000	45,373
The Coca-Cola Co.	725,000	34,713
Molson Coors Brewing Co. Class B	135,000	10,908

		1,440,605

Energy (5.7%)
ExxonMobil Corp.	5,269,008	390,433
Chevron Corp.	2,683,478	195,572
ConocoPhillips Co.	2,458,798	163,289
GlobalSantaFe Corp.	2,684,200	155,710
Total SA ADR	1,590,800	108,254
EnCana Corp.	2,030,638	97,532
Petroleo Brasileiro Series A ADR	865,200	76,743
* Petro Canada	1,724,400	67,010
BP PLC ADR	1,025,000	65,098
Petroleo Brasileiro ADR	585,700	57,563
Petro-Canada	485,200	18,814

		1,396,018

Financials (21.1%)
Bank of America Corp.	16,635,498	874,694
Citigroup, Inc.	14,324,646	789,718
American International Group, Inc.	5,917,200	405,032
ACE Ltd.	4,827,100	278,910
JPMorgan Chase & Co.	4,903,100	249,715
UBS AG (New York Shares)	3,687,300	232,337
Capital One Financial Corp.	2,749,300	221,044
The Allstate Corp.	2,925,400	175,992
CIT Group Inc.	2,927,600	172,611
Merrill Lynch & Co., Inc.	1,800,000	168,408
* E*TRADE Financial Corp.	6,808,300	165,986
Aegon NV	8,381,492	164,865
Fannie Mae	2,319,000	131,093
MetLife, Inc.	1,773,100	110,145
Freddie Mac	1,650,000	107,135
PartnerRe Ltd.	1,445,700	98,308
National City Corp.	2,362,600	89,424
The St. Paul Travelers, Cos. Inc.	1,416,917	72,050
The Goldman Sachs Group, Inc.	335,000	71,074
SunTrust Banks, Inc.	830,000	68,973
XL Capital Ltd. Class A	980,000	67,620
The Chubb Corp.	1,282,893	66,762
Genworth Financial Inc.	1,910,000	66,659
The Hartford Financial Services Group Inc.	566,200	53,738
Wachovia Corp.	865,862	48,921
Everest Re Group, Ltd.	455,800	42,663
IPC Holdings Ltd.	1,368,400	40,299
MBIA, Inc.	550,000	39,507
Wells Fargo & Co.	1,020,000	36,638
RenaissanceRe Holdings Ltd.	657,250	35,012
Countrywide Financial Corp.	714,150	31,051
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	1,081

		5,177,465

Health Care (10.4%)
Wyeth	14,257,800	704,478
Sanofi-Aventis ADR	10,887,700	479,930
Sanofi-Aventis	3,704,373	325,465
Astellas Pharma Inc.	6,224,900	265,018
Bristol-Myers Squibb Co.	7,019,300	202,086
Pfizer Inc.	7,380,000	193,651
* Boston Scientific Corp.	7,313,559	134,935
Aetna Inc.	2,235,200	94,236
Merck & Co., Inc.	1,897,300	84,904
AmerisourceBergen Corp.	1,359,800	71,226

		2,555,929

Industrials (10.7%)
Tyco International Ltd.	16,435,500	523,964
*1 UAL Corp.	9,661,500	417,377
1 Goodrich Corp.	8,183,700	401,165
General Electric Co.	7,330,000	264,247
Deere & Co.	2,283,100	228,949
* US Airways Group Inc.	5,687,775	318,402
American Standard Cos., Inc.	2,800,900	138,336
The Boeing Co.	1,145,000	102,546
Northrop Grumman Corp.	1,160,000	82,290
Eaton Corp.	537,800	42,137
SPX Corp.	564,012	39,588
CSX Corp.	929,800	34,207
Ingersoll-Rand Co.	425,000	18,224
Cooper Industries, Inc. Class A	191,000	17,455

		2,628,887

Information Technology (17.6%)
* Cisco Systems, Inc.	40,447,400	1,075,496
Microsoft Corp.	26,530,100	818,719
*1 Arrow Electronics, Inc.	12,460,617	439,237
* Sun Microsystems, Inc.	59,523,800	395,238
* Flextronics International Ltd.	22,161,200	257,735
LM Ericsson Telephone Co. ADR Class B	6,014,900	239,333
* Corning, Inc.	7,412,300	154,472
Seagate Technology	5,428,281	147,052
* Symantec Corp.	8,018,800	142,013
* Avnet, Inc.	3,686,000	114,450
* NCR Corp.	2,200,600	104,286
International Business Machines Corp.	980,000	97,167
Texas Instruments, Inc.	2,932,100	91,452
Electronic Data Systems Corp.	2,990,000	78,667
* Unisys Corp.	5,676,300	48,930
Nokia Corp. ADR	1,550,000	34,255
* Solectron Corp.	10,387,300	33,759
* Sanmina-SCI Corp.	8,423,608	29,483
Accenture Ltd.	700,000	26,425

		4,328,169

Materials (6.3%)
Alcoa Inc.	18,291,468	590,814
E.I. du Pont de Nemours & Co.	7,917,900	392,411
* Smurfit-Stone Container Corp.	10,981,363	118,599
* Owens-Illinois, Inc.	5,036,800	112,119
Celanese Corp. Series A	3,782,200	99,283
Chemtura Corp.	7,924,900	91,295
Arcelor Mittal Class A New York Registered Shares	1,640,000	78,015
Temple-Inland Inc.	936,200	46,754
Dow Chemical Co.	435,000	18,070

		1,547,360

Telecommunication Services (5.0%)
Sprint Nextel Corp.	34,400,182	613,355
Verizon Communications Inc.	7,956,642	306,490
AT&T Inc.	5,189,317	195,274
Embarq Corp.	1,451,441	80,569
* Crown Castle International Corp.	850,100	29,890

		1,225,578

Utilities (1.0%)
Entergy Corp.	1,009,600	93,741
Constellation Energy Group, Inc.	831,425	60,320
American Electric Power Co., Inc.	1,055,300	45,937
* Allegheny Energy, Inc.	800,000	37,216

		237,214

Exchange-Traded Funds (0.9%)
2 Vanguard Value ETF	1,689,100	116,379
^2 Vanguard Total Stock Market ETF	696,000	99,438

		215,817

Total Common Stocks
(Cost $17,984,644)		23,619,154

Temporary Cash Investments (3.5%)

Money Market Fund (1.1%)

3 Vanguard Market Liquidity Fund, 5.272%	275,172,125	275,172

	Face Amount
	($000)

Repurchase Agreement (2.3%)

SBC Warburg Dillon Read
5.270%, 2/1/07
(Dated 1/31/07, Repurchase Value $556,681,000
collateralized by Federal Home Loan Mortgage Corp.
4.500%-8.750%,11/1/07-10/1/46)	556,600	556,600

U.S Agency Obligation (0.1%)

4 Federal National Mortgage Assn
5 5.215%, 4/9/07	30,000	29,714

Total Temporary Cash Investments
(Cost $861,486)		861,486

Total Investments (99.6%)
(Cost $18,846,130)		24,480,640

Other Assets and Liabilities—Net (0.4%)		87,744

Net Assets (100%)		24,568,384

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5 Securities with a value of $29,714,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $18,846,130,000. Net unrealized appreciation of investment securities for tax purposes was $5,634,510,000, consisting of unrealized gains of $5,877,681,000 on securities that had risen in value since their purchase and $243,171,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	556	200,577	2,541
S&P MidCap 400 Index	135	56,491	833
E-mini S&P 500 Index	520	37,518	265

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jan. 31, 2007 Market Value ($000)

Arrow Electronics, Inc.	371,949	-	-	-	439,237
Goodrich Corp.	360,819	-	-	1,637	401,165
Lear Corp.	186,399	-	16,467	-	192,592
R.H. Donnelley Corp.	347,867	26,916	-	-	414,474
UAL Corp.	307,686	47,146	-	-	417,377

	1,574,720			1,637	1,864,845

Vanguard Windsor II Fund Schedule of Investments January 31, 2007
	Shares	Market Value ($000)

Common Stocks (96.2%)

Consumer Discretionary (7.6%)
Carnival Corp.	13,328,100	687,197
1 Sherwin-Williams Co.	9,235,200	638,152
1 Service Corp. International	29,373,600	312,829
Time Warner, Inc.	10,359,699	226,567
* R.H. Donnelley Corp.	2,518,800	167,702
* Wyndham Worldwide Corp.	4,331,074	135,130
News Corp., Class A	5,431,100	126,273
Gannett Co., Inc.	2,097,700	121,960
Liz Claiborne, Inc.	2,597,583	115,333
* Idearc Inc.	3,409,107	110,523
The Stanley Works	1,907,300	109,212
Centex Corp.	2,016,600	108,271
Fortune Brands, Inc.	1,189,800	99,610
* Comcast Corp. Special Class A	1,904,960	82,790
Home Depot, Inc.	1,998,900	81,435
* Dollar Tree Stores, Inc.	2,511,100	78,999
Pulte Homes, Inc.	1,782,600	61,214
Lowe's Cos., Inc.	1,763,000	59,431
McDonald's Corp.	1,146,106	50,830
* Interpublic Group of Cos., Inc.	3,332,400	43,854
Harrah's Entertainment, Inc.	434,300	36,690
*^ Mohawk Industries, Inc.	345,400	28,468
Tribune Co.	875,800	26,747
Yum! Brands, Inc.	421,500	25,294
Magna International, Inc. Class A	319,900	24,991
General Motors Corp.	720,867	23,673
Whirlpool Corp.	243,400	22,254
CBS Corp.	689,083	21,479
Newell Rubbermaid, Inc.	617,248	18,234
Royal Caribbean Cruises, Ltd.	405,683	18,227
Eastman Kodak Co.	601,000	15,542
Limited Brands, Inc.	501,800	14,020
* AutoNation, Inc.	485,862	10,908
Mattel, Inc.	383,500	9,342
Family Dollar Stores, Inc.	277,700	8,997
H & R Block, Inc.	312,800	7,695
Genuine Parts Co.	160,200	7,613
BorgWarner, Inc.	101,200	6,936
VF Corp.	90,000	6,828
Washington Post Co. Class B	7,400	5,644
Jones Apparel Group, Inc.	163,900	5,599
International Speedway Corp.	88,100	4,601
Foot Locker, Inc.	157,800	3,541
The McClatchy Co. Class A	80,500	3,114
E.W. Scripps Co. Class A	33,600	1,641
* Liberty Global, Inc. Class A	52,000	1,563
Dow Jones & Co., Inc.	26,400	996
Regal Entertainment Group Class A	41,300	929

		3,778,878

Consumer Staples (9.5%)
Altria Group, Inc.	17,785,699	1,554,292
Imperial Tobacco Group ADR	13,840,000	1,126,853
Diageo PLC ADR	7,768,500	611,614
ConAgra Foods, Inc.	13,024,200	334,852
CVS Corp.	6,291,420	211,706
Coca-Cola Enterprises, Inc.	7,300,360	149,803
Kimberly-Clark Corp.	1,989,877	138,097
The Kroger Co.	5,373,287	137,556
* Smithfield Foods, Inc.	2,604,400	68,392
The Coca-Cola Co.	1,264,999	60,568
Unilever PLC ADR	2,075,040	56,669
Safeway, Inc.	1,218,800	43,913
General Mills, Inc.	723,700	41,425
Wal-Mart Stores, Inc.	861,300	41,075
^ Kraft Foods Inc.	838,900	29,294
Reynolds American Inc.	374,000	24,123
Sara Lee Corp.	1,070,700	18,363
Carolina Group	247,200	16,943
Molson Coors Brewing Co. Class B	156,200	12,621
The Pepsi Bottling Group, Inc.	370,700	11,725
Campbell Soup Co.	80,400	3,094
H.J. Heinz Co.	44,000	2,073
* Dean Foods Co.	17,200	761

		4,695,812

Energy (8.2%)
ConocoPhillips Co.	16,709,057	1,109,648
Occidental Petroleum Corp.	20,413,500	946,370
ExxonMobil Corp.	6,043,394	447,816
Chevron Corp.	5,080,629	370,276
* Spectra Energy Corp.	14,006,550	365,851
1 Massey Energy Co.	4,659,000	110,372
Arch Coal, Inc.	3,022,300	89,823
Hess Corp.	1,565,856	84,541
BJ Services Co.	3,028,000	83,754
Devon Energy Corp.	1,133,562	79,451
Williams Cos., Inc.	2,774,100	74,873
Valero Energy Corp.	668,600	36,292
Sunoco, Inc.	560,900	35,410
Marathon Oil Corp.	381,000	34,420
Chesapeake Energy Corp.	1,086,200	32,162
El Paso Corp.	1,872,300	29,058
Tesoro Petroleum Corp.	262,400	21,619
Petro Canada	550,000	21,373
Anadarko Petroleum Corp.	485,700	21,249
Apache Corp.	236,170	17,233
ENSCO International, Inc.	286,600	14,579
Noble Energy, Inc.	179,200	9,571
Patterson-UTI Energy, Inc.	264,600	6,390

		4,042,131

Financials (25.2%)
Bank of America Corp.	27,267,941	1,433,748
Citigroup, Inc.	23,897,341	1,317,460
JPMorgan Chase & Co.	24,180,623	1,231,519
Wells Fargo & Co.	26,837,523	964,004
The Allstate Corp.	15,269,701	918,625
Manulife Financial Corp.	22,406,830	755,334
SLM Corp.	15,640,400	718,833
1 XL Capital Ltd. Class A	9,150,000	631,350
Washington Mutual, Inc.	12,468,495	555,970
Capital One Financial Corp.	6,456,720	519,120
American International Group, Inc.	3,222,200	220,560
Morgan Stanley	1,814,585	150,229
The Bank of New York Co., Inc.	3,702,068	148,120
Mellon Financial Corp.	3,463,128	148,014
PartnerRe Ltd.	2,108,460	143,375
Marsh & McLennan Cos., Inc.	4,768,745	140,678
Ameriprise Financial, Inc.	2,294,425	135,279
Bear Stearns Co., Inc.	788,452	129,976
The St. Paul Travelers, Cos. Inc.	2,545,300	129,429
Freddie Mac	1,907,100	123,828
Merrill Lynch & Co., Inc.	1,305,800	122,171
MetLife, Inc.	1,717,000	106,660
Genworth Financial Inc.	3,048,600	106,396
A.G. Edwards & Sons, Inc.	1,588,833	105,197
Wachovia Corp.	1,816,940	102,657
CBL & Associates Properties, Inc. REIT	1,830,700	85,915
National City Corp.	1,775,700	67,210
Fannie Mae	1,103,500	62,381
U.S. Bancorp	1,604,222	57,110
UnumProvident Corp.	2,550,300	56,107
^ The St. Joe Co.	946,300	54,791
Comerica, Inc.	756,094	44,836
PNC Financial Services Group	584,400	43,111
The Hartford Financial Services Group Inc.	451,049	42,809
ACE Ltd.	704,300	40,694
KeyCorp	1,036,228	39,553
* Realogy Corp.	1,267,800	37,907
Prudential Financial, Inc.	415,800	37,060
Regions Financial Corp.	901,000	32,670
Lehman Brothers Holdings, Inc.	372,600	30,643
Synovus Financial Corp.	915,000	29,216
Simon Property Group, Inc. REIT	251,700	28,792
Radian Group, Inc.	472,310	28,443
* Conseco, Inc.	1,326,500	26,331
Countrywide Financial Corp.	556,228	24,185
Loews Corp.	554,100	24,081
Safeco Corp.	344,988	22,083
SunTrust Banks, Inc.	265,600	22,071
Ambac Financial Group, Inc.	239,800	21,126
Equity Residential REIT	368,400	20,734
Equity Office Properties Trust REIT	355,200	19,731
The PMI Group Inc.	410,600	19,635
Nationwide Financial Services, Inc.	353,300	19,308
Archstone-Smith Trust REIT	296,600	18,748
Avalonbay Communities, Inc. REIT	117,900	17,492
The Chubb Corp.	309,704	16,117
BB&T Corp.	379,740	16,048
ProLogis REIT	234,100	15,217
Fifth Third Bancorp	378,799	15,114
UnionBanCal Corp.	223,800	14,462
Colonial BancGroup, Inc.	550,860	13,518
Everest Re Group, Ltd.	142,200	13,310
Assurant, Inc.	237,400	13,195
Axis Capital Holdings Ltd.	382,800	12,613
Torchmark Corp.	193,580	12,581
CIT Group Inc.	201,700	11,892
SL Green Realty Corp. REIT	78,604	11,522
Host Marriott Corp. REIT	428,999	11,356
Kimco Realty Corp. REIT	228,100	11,314
TCF Financial Corp.	439,900	11,165
United Dominion Realty Trust REIT	327,300	10,732
Boston Properties, Inc. REIT	83,023	10,468
Apartment Investment & Management Co. Class A REIT	151,500	9,488
RenaissanceRe Holdings Ltd.	171,300	9,125
Public Storage, Inc. REIT	83,000	9,027
* Arch Capital Group Ltd.	134,629	8,696
Health Care Properties Investors REIT	202,700	8,361
Plum Creek Timber Co. Inc. REIT	206,500	8,312
M & T Bank Corp.	67,600	8,201
Compass Bancshares Inc.	124,700	7,594
Developers Diversified Realty Corp. REIT	111,300	7,470
New Plan Excel Realty Trust REIT	254,000	7,396
The Macerich Co. REIT	72,800	6,955
MGIC Investment Corp.	107,900	6,660
Duke Realty Corp. REIT	137,100	6,049
Forest City Enterprise Class A	95,970	5,801
Huntington Bancshares Inc.	228,909	5,329
iStar Financial Inc. REIT	84,300	4,228
Vornado Realty Trust REIT	32,600	3,989
BOK Financial Corp.	25,638	1,363

		12,477,973

Health Care (12.0%)
Pfizer Inc.	47,930,600	1,257,699
Bristol-Myers Squibb Co.	38,367,000	1,104,586
Wyeth	18,946,800	936,161
* WellPoint Inc.	10,883,900	853,080
Baxter International, Inc.	12,472,100	619,364
Quest Diagnostics, Inc.	4,478,700	235,042
Merck & Co., Inc.	2,388,500	106,885
* Hospira, Inc.	2,587,448	95,166
Abbott Laboratories	1,789,300	94,833
* Biogen Idec Inc.	1,859,456	89,886
Johnson & Johnson	1,319,200	88,123
* Sepracor Inc.	1,431,763	81,696
* Barr Pharmaceuticals Inc.	1,517,800	81,233
Schering-Plough Corp.	2,357,100	58,928
Eli Lilly & Co.	895,400	48,459
UnitedHealth Group Inc.	878,000	45,884
* Boston Scientific Corp.	2,184,100	40,297
* Tenet Healthcare Corp.	3,827,900	27,025
* King Pharmaceuticals, Inc.	1,322,500	23,620
CIGNA Corp.	104,100	13,783
AmerisourceBergen Corp.	259,400	13,587
Hillenbrand Industries, Inc.	56,000	3,193
* Charles River Laboratories, Inc.	69,300	3,119
* Watson Pharmaceuticals, Inc.	57,900	1,576

		5,923,225

Industrials (9.5%)
General Electric Co.	24,775,200	893,146
Illinois Tool Works, Inc.	15,525,700	791,655
Honeywell International Inc.	16,692,288	762,671
1 Cooper Industries, Inc. Class A	6,687,200	611,143
ITT Industries, Inc.	8,101,000	483,225
Tyco International Ltd.	8,060,000	256,953
United Technologies Corp.	2,126,400	144,638
Ingersoll-Rand Co.	3,158,655	135,443
Pitney Bowes, Inc.	2,666,300	127,636
Northrop Grumman Corp.	1,362,921	96,686
Textron, Inc.	769,500	71,694
* Flowserve Corp.	1,066,900	56,620
Waste Management, Inc.	1,313,300	49,879
Parker Hannifin Corp.	409,200	33,865
Union Pacific Corp.	292,999	29,593
Eaton Corp.	306,600	24,022
Raytheon Co.	333,000	17,283
PACCAR, Inc.	247,030	16,519
Lockheed Martin Corp.	139,900	13,597
* Terex Corp.	227,200	12,925
Emerson Electric Co.	252,300	11,346
* Allied Waste Industries, Inc.	835,762	10,689
CSX Corp.	270,800	9,963
Avis Budget Group, Inc.	344,210	8,764
Manpower Inc.	96,020	7,003
Avery Dennison Corp.	94,700	6,474
Dover Corp.	65,000	3,224
Republic Services, Inc. Class A	66,900	2,893
R.R. Donnelley & Sons Co.	74,550	2,766
* Hertz Global Holdings Inc.	106,600	1,985
Norfolk Southern Corp.	10,100	501
* Raytheon Co. Warrants Exp. 6/16/11	24,065	398

		4,695,199

Information Technology (5.9%)
Hewlett-Packard Co.	12,891,772	557,956
Microsoft Corp.	13,322,100	411,120
Nokia Corp. ADR	13,702,700	302,830
International Business Machines Corp.	2,403,200	238,277
First Data Corp.	8,679,500	215,772
Electronic Data Systems Corp.	6,135,300	161,420
CA, Inc.	5,473,228	134,368
* Oracle Corp.	7,345,200	126,044
* EMC Corp.	5,991,752	83,825
* DST Systems, Inc.	1,183,900	83,441
* Flextronics International Ltd.	7,028,340	81,740
* Dell Inc.	3,344,300	81,099
* Cisco Systems, Inc.	2,892,100	76,901
Motorola, Inc.	3,205,600	63,631
* Avaya Inc.	4,228,100	54,247
* Sun Microsystems, Inc.	7,314,400	48,568
* Xerox Corp.	2,653,800	45,645
* Solectron Corp.	11,312,636	36,766
* Symantec Corp.	1,858,200	32,909
* BMC Software, Inc.	785,700	27,020
* Arrow Electronics, Inc.	359,800	12,683
* Novellus Systems, Inc.	400,799	12,357
AVX Corp.	749,000	10,823
* Cadence Design Systems, Inc.	552,200	10,437
* Lexmark International, Inc.	163,000	10,274
* Computer Sciences Corp.	174,200	9,139
* LSI Logic Corp.	916,000	8,610
* Vishay Intertechnology, Inc.	353,500	4,645
Intersil Corp.	142,400	3,355
* International Rectifier Corp.	12,700	530

		2,946,432

Materials (4.3%)
1 Lyondell Chemical Co.	22,292,100	704,876
1 Hanson PLC ADR	8,026,950	606,035
Dow Chemical Co.	3,682,000	152,950
E.I. du Pont de Nemours & Co.	2,602,800	128,995
Alcoa Inc.	3,895,600	125,828
Louisiana-Pacific Corp.	4,872,551	111,630
Ball Corp.	1,293,700	59,924
* Cemex SAB de CV ADR	1,172,700	41,490
Weyerhaeuser Co.	444,400	33,330
Cabot Corp.	665,927	29,794
Ashland, Inc.	388,300	27,006
United States Steel Corp.	317,800	26,533
Rohm & Haas Co.	450,697	23,463
Temple-Inland Inc.	466,100	23,277
Nucor Corp.	163,890	10,577
* The Mosaic Co.	336,700	6,707
Phelps Dodge Corp.	47,700	5,896
Sonoco Products Co.	147,800	5,690
International Flavors & Fragrances, Inc.	115,300	5,590
Eastman Chemical Co.	83,500	4,890
PPG Industries, Inc.	56,800	3,765
Bemis Co., Inc.	75,400	2,557

		2,140,803

Telecommunication Services (5.5%)
AT&T Inc.	31,207,875	1,174,352
Verizon Communications Inc.	29,465,454	1,135,009
Sprint Nextel Corp.	10,823,200	192,978
Alltel Corp.	2,922,776	179,137
Telephone & Data Systems, Inc.	464,118	25,967
Embarq Corp.	234,000	12,989
CenturyTel, Inc.	112,200	5,031
Citizens Communications Co.	186,120	2,729

		2,728,192

Utilities (7.3%)
Exelon Corp.	16,203,855	972,069
Entergy Corp.	8,544,100	793,320
Dominion Resources, Inc.	6,813,900	565,281
Duke Energy Corp.	28,013,100	551,578
1 CenterPoint Energy Inc.	19,690,447	339,857
FPL Group, Inc.	1,127,800	63,890
PG&E Corp.	838,800	39,155
Xcel Energy, Inc.	1,373,560	32,045
* NRG Energy, Inc.	532,500	31,913
FirstEnergy Corp.	509,800	30,246
American Electric Power Co., Inc.	689,425	30,011
* Mirant Corp.	804,800	27,508
Edison International	455,700	20,497
Southern Co.	559,209	20,428
Pinnacle West Capital Corp.	408,990	19,955
NiSource, Inc.	829,300	19,737
Public Service Enterprise Group, Inc.	255,400	17,119
Energy East Corp.	461,800	11,092
DTE Energy Co.	160,513	7,443
Ameren Corp.	92,600	4,918
NSTAR	139,000	4,643
MDU Resources Group, Inc.	117,900	3,048

		3,605,753

Exchange-Traded Funds (1.2%)
^2 Vanguard Total Stock Market ETF	3,098,900	442,740
2 Vanguard Value ETF	2,511,200	173,022

		615,762

Total Common Stocks
(Cost $35,059,144)		47,650,160

Temporary Cash Investments (4.3%)

Money Market Fund (4.1%)

3 Vanguard Market Liquidity Fund, 5.272%	2,010,732,559	2,010,733

	Face
	Amount
	($000)

U.S. Agency Obligations (0.2%)

4 Federal Home Loan Mortgage Corp.
5 5.187%, 2/16/07	1,000	998
5 5.217%, 2/27/07	4,000	3,985
4 Federal National Mortgage Assn
5 5.213%, 4/4/07	50,000	49,558
5 5.215%, 4/9/07	30,000	29,714
5 5.213%, 4/11/07	40,000	39,607

		123,862

Total Temporary Cash Investments
(Cost $2,134,592)		2,134,595

Total Investments (100.5%)
(Cost $37,193,736)		49,784,755

Other Assets and Liabilities-Net (-0.5%)		(241,208)

Net Assets (100%)		49,543,547

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5 Securities with a value of $123,862,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $37,193,736,000. Net unrealized appreciation of investment securities for tax purposes was $12,591,019,000, consisting of unrealized gains of $12,854,200,000 on securities that had risen in value since their purchase and $263,181,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.5% and 3.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,029	371,212	5,788
E-mini S&P 500 Index	4,013	289,538	1,908

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jan. 31, 2007 Market Value ($000)

CenterPoint Energy Inc.	367,821	-	66,184	3,564	339,857
Cooper Industries, Inc. Class A	563,607	78,419	45,525	2,162	611,143
Hanson PLC ADR	558,114	-	-	-	606,035
Lyondell Chemical Co.	572,238	-	-	5,016	704,876
Massey Energy Co.	-	106,337	-	-	110,372
Service Corp. International	237,851	35,154	-	881	312,829
Sherwin-Williams Co.	544,105	3,075	-	2,297	638,152
XL Capital Ltd	637,970	7,414	-	3,436	631,350

	3,481,706	17,356	3,954,614

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.